Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
Segment Information

Prior to the acquisition of Boise on October 25, 2013, we manufactured and sold packaging products and reported our results in one reportable segment. In connection with the acquisition, we expanded our packaging business and entered the paper business as the third largest producer of white papers in North America in terms of production capacity. As a result, we began managing our business in three reportable segments: Packaging, Paper, and Corporate and Other. These segments represent distinct businesses that are managed separately because of differing products and services. Each of these businesses requires distinct operating and marketing strategies. The segments follow the accounting principles described in Note 2, Summary of Significant Accounting Policies.

Packaging. We manufacture and sell a wide variety of corrugated packaging products, including conventional shipping containers used to protect and transport manufactured goods, multi-color boxes and displays with strong visual appeal that help to merchandise the packaged product in retail locations. In addition, we are a large producer of packaging for meat, fresh fruit and vegetables, processed food, beverages, and other industrial and consumer products. We are also a low-volume producer of newsprint.

Paper. We manufacture and sell a range of white papers, including communication papers, and pressure sensitive papers, and market pulp. Our white papers can be manufactured as either commodity papers or specialty papers with specialized or custom features, such as colors, coatings, high brightness, or recycled content. We ship to customers both directly from our mills and through distribution centers. For the period of October 25 through December 31, 2013, our sales to Office Depot (including OfficeMax), our largest paper segment customer, represented 38% of our Paper segment sales revenue.

Corporate and Other. Our Corporate and Other segment includes corporate support services, related assets and liabilities, and foreign exchange gains and losses. This segment also includes transportation assets, such as rail cars and trucks, which we use to transport our products from our manufacturing sites and assets related to a 50% owned variable interest entity, Louisiana Timber Procurement Company, L.L.C. (LTP), that we acquired in the Boise Acquisition. See Note 15, Transactions With Related Parties, for more information related to LTP. Sales in this segment relate primarily to LTP and our rail and truck business. We provide transportation services not only to our own facilities but also, on a limited basis, to third parties when geographic proximity and logistics are favorable. Rail cars and trucks are generally leased.

Each segments' profits and losses are measured on operating profits before interest expense and interest income. After the acquisition of Boise, expenses that were historically included in "Corporate overhead" on our Consolidated Statements of Income, were reclassified to "Selling, general, and administrative expenses" to conform with the current year presentation. In addition, after increasing our product offerings to include both packaging and paper products after the Boise Acquisition, we began allocating the amounts associated with running those businesses, previously included in "Corporate overhead", to our segments. For many of these allocated expenses, the related assets and liabilities remain in the Corporate and Other segment.

Segment sales to external customers by product line are as follows (dollars in millions):

	Year Ended December 31
	2013	2012	2011

Packaging sales	$3,431.7	$2,843.9	$2,620.1

Paper sales
White papers	207.0	—	—
Market pulp	9.9	—	—
	216.9	—	—

Corporate and Other	16.7	—	—
	$3,665.3	$2,843.9	$2,620.1

Sales to foreign unaffiliated customers, which are primarily recorded in our Packaging segment, during the year ended December 31, 2013, were $162.4 million. At December 31, 2013, the net carrying value of long-lived assets held by foreign operations, all of which were in our Packaging segment, was $14.0 million.

An analysis of operations by reportable segment is as follows (dollars in millions):

	Sales, net			Operating Income (Loss)		Depreciation, Amortization, and Depletion	Capital Expenditures (k)	Assets
Year Ended December 31, 2013 (a)	Trade	Inter- segment	Total
Packaging	$3,431.3	$0.4	$3,431.7	$554.2	(b)	$190.2	$222.2	$3,988.5
Paper	216.9	—	216.9	13.5	(c)	9.1	10.0	938.4
Corporate and Other	17.1	28.0	45.1	(85.8)	(d)	2.5	2.2	316.9
Intersegment eliminations	—	(28.4)	(28.4)	—		—	—	—
	$3,665.3	$—	$3,665.3	481.9		$201.8	$234.4	$5,243.8
Interest expense, net				(58.3)	(e)
Income before taxes				$423.6

	Sales, net			Operating Income (Loss)		Depreciation, Amortization, and Depletion	Capital Expenditures (k)	Assets
Year Ended December 31, 2012	Trade	Inter- segment	Total
Packaging	$2,843.9	$—	$2,843.9	$383.9	(f)	$169.4	$127.8	$2,194.5
Paper	—	—	—	—		—	—	—
Corporate and Other	—	—	—	53.7	(g)	1.4	0.7	300.4
Intersegment eliminations	—	—	—	—		—	—	—
	$2,843.9	$—	$2,843.9	437.6		$170.8	$128.5	$2,494.9
Interest expense, net				(62.9)	(h)
Income before taxes				$374.7

	Sales, net			Operating Income (Loss)		Depreciation, Amortization, and Depletion	Capital Expenditures (k)	Assets
Year Ended December 31, 2011	Trade	Inter- segment	Total
Packaging	$2,620.1	$—	$2,620.1	$311.2	(i)	$162.9	$280.2	$2,235.0
Paper	—	—	—	—		—	—	—
Corporate and Other	—	—	—	(37.2)	(j)	0.7	—	219.8
Intersegment eliminations	—	—	—	—		—	—	—
	$2,620.1	$—	$2,620.1	274.0		$163.6	$280.2	$2,454.8
Interest expense, net				(29.2)
Income before taxes				$244.8

____________

(a)	On October 25, 2013, we acquired Boise. The 2013 results include Boise for the period of October 25 through December 31, 2013.

(b)
Includes $18.0 million of expense for the acquisition inventory step-up and $1.4 million of integration-related and other costs incurred in connection with the acquisition of Boise in fourth quarter 2013.

(c)	Includes $3.5 million of expense for acquisition inventory step-up and $1.9 million of income for integration-related and other costs.

(d)	Includes $17.2 million of acquisition-related costs and $17.9 million of integration-related and other costs.

(e)	Includes $10.5 million of expenses for financing the acquisition and $1.1 million of expense for the write-off of deferred financing costs.

(f)	Includes $2.0 million of plant closure charges.

(g)
Includes $95.5 million of income related to the increase in gallons claimed as alternative fuel mixture credits on the Company's amended 2009 tax return. See Note 6, Alternative Energy Tax Credits, for more information.

(h)
Includes $24.8 million of debt refinancing charges, including the $21.3 million redemption premium, the $3.4 million charge to settle the treasury lock prior to its maturity, and $0.1 million of other items.

(i)	Includes $7.4 million of charges related to energy project disposals.

(j)	Includes $1.6 million of income from an adjustment to our medical benefits reserve.

(k)	Includes "Expenditures for property and equipment" and excludes cash used for "Acquisition of businesses and facilities, net of cash acquired" as reported on our Consolidated Statements of Cash Flows.